Investment in Cauchari-Olaroz Project - Schedule of Reconciliation of Summarized Financial Information to Carrying Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Minera Exar S.A.
Disclosure Of Joint Ventures [Line Items]
Company’s share of net assets (49%)	$ 111,539
Interest capitalized while proportionally consolidated	7,240
Joint Venture expenditures incurred by the Company net of eliminations	3,724
Carrying value	122,503
Exar Capital B.V.
Disclosure Of Joint Ventures [Line Items]
Company’s share of net assets (49%)	21,524
Elimination of unrealized gain on intercompany transactions and other, cumulative	(19,898)
Difference between the face value and the fair value of loans to Exar Capital B.V.	7,265	$ (37,423)
Carrying value	8,891
Minera Exar S.A.
Disclosure Of Joint Ventures [Line Items]
Net assets	227,631
Exar Capital B.V.
Disclosure Of Joint Ventures [Line Items]
Net assets	$ 43,927